Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 21, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated December 21, 2011 to the Summary Prospectus and Statutory Prospectus, each dated July 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective December 21, 2011, a number of modifications affecting the fixed income portion of Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

•	The fund's fixed income portfolio management strategies have been modified.

Accordingly, under "Principal Investment Strategies" in the fund's summary prospectus and in the summary section of the fund's statutory prospectus, the last sentence of the first paragraph is hereby replaced with the following: "For the fixed income allocation, the subadviser employs a value-oriented approach seeking to capitalize on individual issues and sectors, and trading opportunities that appear to offer the best value."

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [Text Block]	cik0000034273_SupplementTextBlock

Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated December 21, 2011 to the Summary Prospectus and Statutory Prospectus, each dated July 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective December 21, 2011, a number of modifications affecting the fixed income portion of Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

•	The fund's fixed income portfolio management strategies have been modified.

Accordingly, under "Principal Investment Strategies" in the fund's summary prospectus and in the summary section of the fund's statutory prospectus, the last sentence of the first paragraph is hereby replaced with the following: "For the fixed income allocation, the subadviser employs a value-oriented approach seeking to capitalize on individual issues and sectors, and trading opportunities that appear to offer the best value."

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VIRTUS TACTICAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000034273_SupplementTextBlock

Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated December 21, 2011 to the Summary Prospectus and Statutory Prospectus, each dated July 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective December 21, 2011, a number of modifications affecting the fixed income portion of Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

•	The fund's fixed income portfolio management strategies have been modified.

Accordingly, under "Principal Investment Strategies" in the fund's summary prospectus and in the summary section of the fund's statutory prospectus, the last sentence of the first paragraph is hereby replaced with the following: "For the fixed income allocation, the subadviser employs a value-oriented approach seeking to capitalize on individual issues and sectors, and trading opportunities that appear to offer the best value."

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011